LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 4 - LEASES:

The Company has entered into various non-cancellable operating lease agreements for certain office spaces. The leases have original lease periods expiring between 2027 and 2033. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably certain.

The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as recognized in the consolidated balance sheets:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands
Right-of-use assets, net	$876	$861
Current liabilities	$255	$188
Long-term liabilities	674	637
Total operating lease liabilities	$929	$825

In December 2025, the Company entered into a new operating lease agreement of the office space of aurenz in Germany which resulted in increase of the right-of-use asset and the lease liability in approximately $114 thousand, the lease term is an eight year period commencing in January 2026.

In April 2025, the Company entered into a new operating lease agreement of the office space in Suceava, Romania, which resulted in increase of the right-of-use asset and the lease liability in approximately $99 thousand, the lease term is a five year period commencing in April 2025.

In December 2024, the Company entered into a new operating lease agreement of the office space in Iasi, Romania, which resulted in increase of the right-of-use asset and the lease liability in approximately $411 thousand, the lease term is a five year period commencing in January 2025.

The weighted average lease term and weighted average discount rate as of December 31, 2025, were as follows:

Weighted average lease term – operating lease	3.92 years
Weighted average discount rate – operating lease	8.28%

The future cash flows related to the operating lease liabilities as of December 31, 2025, were as follows:

U.S. dollars in thousands
Years ending December 31:
2026	$319
2027	319
2028	204
2029	162
2030	26
Thereafter	57
Total lease payments (undiscounted)	1,087
Less – discount to net present value	(158)
Present value of lease liabilities	$929